INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Amortization (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
Amortization for Intangible Assets
2021	¥ 43
2022	36
2023	34
2024	31
2025	30
Thereafter	260
Total	¥ 434